Summary of Significant Accounting Policies - Net Income (Loss) Per Ordinary Share (Details)	12 Months Ended
Dec. 31, 2020 shares
Class A common stock | Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive	33,533,333